Profit on disposal of intangible assets (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Profit on disposal of intangible assets
Profit on disposal of registrations	£ 36,516	£ 20,424	£ 18,971
Player loan income	906		2,964
Total profit on disposal of intangible assets	£ 37,422	£ 20,424	£ 21,935